Employee compensation and benefits - HSBC share option plans (Details) - Savings-related Share Option Plans	12 Months Ended
	Dec. 31, 2017 GBP (£) plan	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based payment arrangement plans | plan	2
Employee monthly savings | £	£ 500
Term of options granted for share-based payment arrangements	6 months
Exercise price discount	20.00%	20.00%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years